SHARE CAPITAL (Details 1)	Dec. 31, 2018 USD ($)	Dec. 31, 2017	Dec. 31, 2016
Number of share options outstanding in share-based payment arrangement	8,318,000	8,237,000	9,049,000
Weighted average remaining contractual life of outstanding share options	2.29
Number of share options exercisable in share-based payment arrangement	6,461,000	5,448,000
C$0.65 [Member]
Exercise price of outstanding share options	$ 650
Number of share options outstanding in share-based payment arrangement	1,897,000
Weighted average remaining contractual life of outstanding share options	1.43
Number of share options exercisable in share-based payment arrangement	1,897,000
C$1.31 [Member]
Exercise price of outstanding share options	$ 1,310
Number of share options outstanding in share-based payment arrangement	1,153,000
Weighted average remaining contractual life of outstanding share options	0.49
Number of share options exercisable in share-based payment arrangement	1,153,000
C$1.63 [Member]
Exercise price of outstanding share options	$ 1,630
Number of share options outstanding in share-based payment arrangement	684,000
Weighted average remaining contractual life of outstanding share options	3.44
Number of share options exercisable in share-based payment arrangement	363,000
C$2.00 [Member]
Exercise price of outstanding share options	$ 2,000
Number of share options outstanding in share-based payment arrangement	8,000
Weighted average remaining contractual life of outstanding share options	0.05
Number of share options exercisable in share-based payment arrangement	8,000
C$0.71 [Member]
Exercise price of outstanding share options	$ 710
Number of share options outstanding in share-based payment arrangement	1,376,000
Weighted average remaining contractual life of outstanding share options	1.95
Number of share options exercisable in share-based payment arrangement	1,376,000
C$0.86 [Member]
Exercise price of outstanding share options	$ 860
Number of share options outstanding in share-based payment arrangement	250,000
Weighted average remaining contractual life of outstanding share options	0.84
Number of share options exercisable in share-based payment arrangement	250,000
C$1.57 [Member]
Exercise price of outstanding share options	$ 1,570
Number of share options outstanding in share-based payment arrangement	336,000
Weighted average remaining contractual life of outstanding share options	4.09
Number of share options exercisable in share-based payment arrangement	121,000
C$1.60 [Member]
Exercise price of outstanding share options	$ 1,600
Number of share options outstanding in share-based payment arrangement	1,262,000
Weighted average remaining contractual life of outstanding share options	4.45
Number of share options exercisable in share-based payment arrangement	200,000
C$2.16 [Member]
Exercise price of outstanding share options	$ 2,160
Number of share options outstanding in share-based payment arrangement	435,000
Weighted average remaining contractual life of outstanding share options	2.99
Number of share options exercisable in share-based payment arrangement	310,000
C$2.19 [Member]
Exercise price of outstanding share options	$ 2,190
Number of share options outstanding in share-based payment arrangement	917,000
Weighted average remaining contractual life of outstanding share options	2.44
Number of share options exercisable in share-based payment arrangement	783,000